Shareholder Report, Average Annual Return (Details)							12 Months Ended		15 Months Ended	60 Months Ended	80 Months Ended	95 Months Ended	101 Months Ended	110 Months Ended	120 Months Ended
	Jun. 30, 2023	Jan. 31, 2018	Oct. 17, 2016	Apr. 22, 2016	Jul. 30, 2015	Dec. 31, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000078064
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Large Cap Fund, Class F Shares
C000147400
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Large Cap Fund, Class Y Shares
C000018198
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Large Cap Value Fund, Class F Shares
C000018197
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Large Cap Value Fund, Class I Shares
C000147390
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Large Cap Value Fund, Class Y Shares
C000018193
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Large Cap Growth Fund, Class F Shares
C000018192
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Large Cap Growth Fund, Class I Shares
C000147387
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Large Cap Growth Fund, Class Y Shares
C000198269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Index Fund, Class F Shares
C000018201
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Tax-Managed Large Cap Fund, Class F Shares
C000147392
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Tax-Managed Large Cap Fund, Class Y Shares
C000051280
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index Fund, Class F Shares
C000051282
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index Fund, Class I Shares
C000078067
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Small Cap Fund, Class F Shares
C000147401
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Small Cap Fund, Class Y Shares
C000018195
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Small Cap Value Fund, Class F Shares
C000018194
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Small Cap Value Fund, Class I Shares
C000147388
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Small Cap Value Fund, Class Y Shares
C000018191
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Small Cap Growth Fund, Class F Shares
C000018190
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Small Cap Growth Fund, Class I Shares
C000147386
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Small Cap Growth Fund, Class Y Shares
C000018202
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Tax-Managed Small/Mid Cap Fund, Class F Shares
C000147393
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Tax-Managed Small/Mid Cap Fund, Class Y Shares
C000018199
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Mid-Cap Fund, Class F Shares
C000030067
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Mid-Cap Fund, Class I Shares
C000147391
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Mid-Cap Fund, Class Y Shares
C000018203
Average Annual Return [Line Items]
Line Graph and Table Measure Name								U.S. Managed Volatility Fund, Class F Shares
C000036885
Average Annual Return [Line Items]
Line Graph and Table Measure Name								U.S. Managed Volatility Fund, Class I Shares
C000147394
Average Annual Return [Line Items]
Line Graph and Table Measure Name							U.S. Managed Volatility Fund, Class Y Shares
C000030063
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Global Managed Volatility Fund, Class F Shares
C000036887
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Global Managed Volatility Fund, Class I Shares
C000147396
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Global Managed Volatility Fund, Class Y Shares
C000047774
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Tax-Managed Managed Volatility Fund, Class F Shares
C000147398
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Tax-Managed Managed Volatility Fund, Class Y Shares
C000171910
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Tax-Managed International Managed Volatility Fund, Class F Shares
C000171911
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Tax-Managed International Managed Volatility Fund, Class Y Shares
C000018189
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Real Estate Fund, Class F Shares
C000036883
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Real Estate Fund, Class I Shares
C000147385
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Real Estate Fund, Class Y Shares
C000018187
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Core Fixed Income Fund, Class F Shares
C000018186
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Core Fixed Income Fund, Class I Shares
C000147384
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Core Fixed Income Fund, Class Y Shares
C000018196
Average Annual Return [Line Items]
Line Graph and Table Measure Name								High Yield Bond Fund, Class F Shares
C000036884
Average Annual Return [Line Items]
Line Graph and Table Measure Name								High Yield Bond Fund, Class I Shares
C000147389
Average Annual Return [Line Items]
Line Graph and Table Measure Name							High Yield Bond Fund, Class Y Shares
C000167937
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Conservative Income Fund, Class F Shares
C000167938
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Conservative Income Fund, Class Y Shares
C000167939
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Tax-Free Conservative Income Fund, Class F Shares
C000167940
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Tax-Free Conservative Income Fund, Class Y Shares
C000036881
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Real Return Fund, Class F Shares
C000147397
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Real Return Fund, Class Y Shares
C000158774
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dynamic Asset Allocation Fund, Class F Shares
C000158775
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Dynamic Asset Allocation Fund, Class Y Shares
C000085250
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Multi-Strategy Alternative Fund, Class F Shares
C000147402
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Multi-Strategy Alternative Fund, Class Y Shares
C000243126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Liquid Alternative Fund, Class F Shares
C000243125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Liquid Alternative Fund, Class Y Shares
C000109624
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Multi-Asset Accumulation Fund, Class F Shares
C000147403
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Multi-Asset Accumulation Fund, Class Y Shares
C000109625
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Multi-Asset Income Fund, Class F Shares
C000147404
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Multi-Asset Income Fund, Class Y Shares
C000109626
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Multi-Asset Inflation Managed Fund, Class F Shares
C000147405
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Multi-Asset Inflation Managed Fund, Class Y Shares
C000109627
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Multi-Asset Capital Stability Fund, Class F Shares
C000147406
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Multi-Asset Capital Stability Fund, Class Y Shares
Without Sales Load [Member] | C000078064
Average Annual Return [Line Items]
Average Annual Return, Percent							32.33%			12.61%					10.56%
Without Sales Load [Member] | C000147400
Average Annual Return [Line Items]
Average Annual Return, Percent							32.61%			12.88%					10.83%
Without Sales Load [Member] | C000018198
Average Annual Return [Line Items]
Average Annual Return, Percent							25.09%			9.75%					7.95%
Without Sales Load [Member] | C000018197
Average Annual Return [Line Items]
Average Annual Return, Percent							24.81%			9.50%					7.71%
Without Sales Load [Member] | C000147390
Average Annual Return [Line Items]
Average Annual Return, Percent							25.36%			10.01%					8.19%
Without Sales Load [Member] | C000018193
Average Annual Return [Line Items]
Average Annual Return, Percent							42.71%			18.18%					14.54%
Without Sales Load [Member] | C000018192
Average Annual Return [Line Items]
Average Annual Return, Percent							42.39%			17.92%					14.29%
Without Sales Load [Member] | C000147387
Average Annual Return [Line Items]
Average Annual Return, Percent							43.06%			18.47%					14.80%
Without Sales Load [Member] | C000198269
Average Annual Return [Line Items]
Average Annual Return, Percent							35.30%			15.35%	12.63%
Without Sales Load [Member] | C000018201
Average Annual Return [Line Items]
Average Annual Return, Percent							28.77%			13.08%					10.68%
Without Sales Load [Member] | C000147392
Average Annual Return [Line Items]
Average Annual Return, Percent							29.12%			13.37%					10.94%
Without Sales Load [Member] | C000051280
Average Annual Return [Line Items]
Average Annual Return, Percent							35.98%			15.68%					13.04%
Without Sales Load [Member] | C000051282
Average Annual Return [Line Items]
Average Annual Return, Percent							35.44%			15.22%					12.66%
Without Sales Load [Member] | C000078067
Average Annual Return [Line Items]
Average Annual Return, Percent							26.28%			11.17%					7.95%
Without Sales Load [Member] | C000147401
Average Annual Return [Line Items]
Average Annual Return, Percent							26.49%			11.45%					8.21%
Without Sales Load [Member] | C000018195
Average Annual Return [Line Items]
Average Annual Return, Percent							23.36%			9.44%					6.86%
Without Sales Load [Member] | C000018194
Average Annual Return [Line Items]
Average Annual Return, Percent							23.08%			9.20%					6.62%
Without Sales Load [Member] | C000147388
Average Annual Return [Line Items]
Average Annual Return, Percent							23.60%			9.72%					7.09%
Without Sales Load [Member] | C000018191
Average Annual Return [Line Items]
Average Annual Return, Percent							29.31%			9.07%					8.24%
Without Sales Load [Member] | C000018190
Average Annual Return [Line Items]
Average Annual Return, Percent							28.98%			8.80%					7.97%
Without Sales Load [Member] | C000147386
Average Annual Return [Line Items]
Average Annual Return, Percent							29.60%			9.35%					8.49%
Without Sales Load [Member] | C000018202
Average Annual Return [Line Items]
Average Annual Return, Percent							27.39%			9.22%					7.70%
Without Sales Load [Member] | C000147393
Average Annual Return [Line Items]
Average Annual Return, Percent							27.65%			9.47%					7.93%
Without Sales Load [Member] | C000018199
Average Annual Return [Line Items]
Average Annual Return, Percent							28.55%			10.42%					9.31%
Without Sales Load [Member] | C000030067
Average Annual Return [Line Items]
Average Annual Return, Percent							28.31%			10.17%					9.07%
Without Sales Load [Member] | C000147391
Average Annual Return [Line Items]
Average Annual Return, Percent							28.90%			10.70%					9.55%
Without Sales Load [Member] | C000018203
Average Annual Return [Line Items]
Average Annual Return, Percent							24.92%			8.20%					8.90%
Without Sales Load [Member] | C000036885
Average Annual Return [Line Items]
Average Annual Return, Percent							24.64%			7.91%					8.63%
Without Sales Load [Member] | C000147394
Average Annual Return [Line Items]
Average Annual Return, Percent							25.25%			8.46%					9.16%
Without Sales Load [Member] | C000030063
Average Annual Return [Line Items]
Average Annual Return, Percent							22.27%			6.41%					7.47%
Without Sales Load [Member] | C000036887
Average Annual Return [Line Items]
Average Annual Return, Percent							21.86%			6.14%					7.20%
Without Sales Load [Member] | C000147396
Average Annual Return [Line Items]
Average Annual Return, Percent							22.51%			6.68%					7.74%
Without Sales Load [Member] | C000047774
Average Annual Return [Line Items]
Average Annual Return, Percent							29.28%			10.72%					10.38%
Without Sales Load [Member] | C000147398
Average Annual Return [Line Items]
Average Annual Return, Percent							29.61%			10.99%					10.64%
Without Sales Load [Member] | C000171910
Average Annual Return [Line Items]
Average Annual Return, Percent							21.68%			5.06%		4.81%
Without Sales Load [Member] | C000171911
Average Annual Return [Line Items]
Average Annual Return, Percent							21.99%			5.31%		5.06%
Without Sales Load [Member] | C000018189
Average Annual Return [Line Items]
Average Annual Return, Percent							35.59%			6.43%					8.13%
Without Sales Load [Member] | C000036883
Average Annual Return [Line Items]
Average Annual Return, Percent							35.25%			6.20%					7.89%
Without Sales Load [Member] | C000147385
Average Annual Return [Line Items]
Average Annual Return, Percent							35.89%			6.69%					8.38%
Without Sales Load [Member] | C000018187
Average Annual Return [Line Items]
Average Annual Return, Percent							12.01%			0.18%					1.83%
Without Sales Load [Member] | C000018186
Average Annual Return [Line Items]
Average Annual Return, Percent							11.77%			(0.03%)					1.61%
Without Sales Load [Member] | C000147384
Average Annual Return [Line Items]
Average Annual Return, Percent							12.28%			0.42%					2.07%
Without Sales Load [Member] | C000018196
Average Annual Return [Line Items]
Average Annual Return, Percent							14.23%			4.99%					4.95%
Without Sales Load [Member] | C000036884
Average Annual Return [Line Items]
Average Annual Return, Percent							13.95%			4.82%					4.66%
Without Sales Load [Member] | C000147389
Average Annual Return [Line Items]
Average Annual Return, Percent							14.51%			5.25%					5.20%
Without Sales Load [Member] | C000167937
Average Annual Return [Line Items]
Average Annual Return, Percent							5.47%			2.32%			1.95%
Without Sales Load [Member] | C000167938
Average Annual Return [Line Items]
Average Annual Return, Percent							5.58%			2.42%			2.05%
Without Sales Load [Member] | C000167939
Average Annual Return [Line Items]
Average Annual Return, Percent							3.35%			1.43%			1.20%
Without Sales Load [Member] | C000167940
Average Annual Return [Line Items]
Average Annual Return, Percent							3.56%			1.54%			1.31%
Without Sales Load [Member] | C000036881
Average Annual Return [Line Items]
Average Annual Return, Percent							7.57%			3.06%					1.93%
Without Sales Load [Member] | C000147397
Average Annual Return [Line Items]
Average Annual Return, Percent							7.64%			3.15%					2.03%
Without Sales Load [Member] | C000158774
Average Annual Return [Line Items]
Average Annual Return, Percent							31.54%			15.36%				12.03%
Without Sales Load [Member] | C000158775
Average Annual Return [Line Items]
Average Annual Return, Percent							31.92%			15.62%				12.29%
Without Sales Load [Member] | C000085250
Average Annual Return [Line Items]
Average Annual Return, Percent							10.91%			4.31%					2.83%
Without Sales Load [Member] | C000147402
Average Annual Return [Line Items]
Average Annual Return, Percent							11.32%			4.60%					3.07%
Without Sales Load [Member] | C000243126
Average Annual Return [Line Items]
Average Annual Return, Percent							7.39%		7.19%
Without Sales Load [Member] | C000243125
Average Annual Return [Line Items]
Average Annual Return, Percent							7.52%		7.38%
Without Sales Load [Member] | C000109624
Average Annual Return [Line Items]
Average Annual Return, Percent							16.69%			1.83%					3.48%
Without Sales Load [Member] | C000147403
Average Annual Return [Line Items]
Average Annual Return, Percent							17.11%			2.07%					3.71%
Without Sales Load [Member] | C000109625
Average Annual Return [Line Items]
Average Annual Return, Percent							16.56%			3.34%					4.39%
Without Sales Load [Member] | C000147404
Average Annual Return [Line Items]
Average Annual Return, Percent							16.67%			3.44%					4.49%
Without Sales Load [Member] | C000109626
Average Annual Return [Line Items]
Average Annual Return, Percent							6.18%			4.64%					1.51%
Without Sales Load [Member] | C000147405
Average Annual Return [Line Items]
Average Annual Return, Percent							6.47%			4.91%					1.76%
Without Sales Load [Member] | C000109627
Average Annual Return [Line Items]
Average Annual Return, Percent							10.09%			3.07%					2.48%
Without Sales Load [Member] | C000147406
Average Annual Return [Line Items]
Average Annual Return, Percent							10.29%			3.19%					2.59%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%	13.21%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%					5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%					5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%					5.22%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%		7.44%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%		7.44%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%					13.38%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%			1.55%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%			1.55%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%			1.55%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%			1.55%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%				13.62%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent							36.35%			15.98%				13.62%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%		6.30%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%		6.30%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%					5.22%
MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex-USA Index (Net) (USD)
Average Annual Return, Percent							25.35%			7.59%					5.22%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent							11.57%			0.33%					1.84%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index (USD)
Average Annual Return, Percent							35.68%			15.64%					13.10%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Index (USD)
Average Annual Return, Percent							35.68%			15.64%					13.10%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index (USD)
Average Annual Return, Percent							27.76%			10.69%					9.23%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Value Index (USD)
Average Annual Return, Percent							27.76%			10.69%					9.23%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index (USD)
Average Annual Return, Percent							27.76%			10.69%					9.23%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent							42.19%			19.74%					16.52%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent							42.19%			19.74%					16.52%
Russell 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Growth Index (USD) (TR)
Average Annual Return, Percent							42.19%			19.74%					16.52%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Average Annual Return, Percent							35.68%			15.64%	12.93%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Index (USD)
Average Annual Return, Percent							35.68%			15.64%					13.10%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Index (USD)
Average Annual Return, Percent							35.68%			15.64%					13.10%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Index (USD)
Average Annual Return, Percent							26.76%			9.39%					8.78%
Russell 2000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000 Index (USD)
Average Annual Return, Percent							26.76%			9.39%					8.78%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index (USD)
Average Annual Return, Percent							25.88%			9.29%					8.22%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Value Index (USD)
Average Annual Return, Percent							25.88%			9.29%					8.22%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000 Value Index (USD)
Average Annual Return, Percent							25.88%			9.29%					8.22%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index (USD)
Average Annual Return, Percent							27.66%			8.82%					8.95%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Growth Index (USD)
Average Annual Return, Percent							27.66%			8.82%					8.95%
Russell 2000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000 Growth Index (USD)
Average Annual Return, Percent							27.66%			8.82%					8.95%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2500 Index (USD)
Average Annual Return, Percent							26.17%			10.43%					9.50%
Russell 2500 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500 Index (USD)
Average Annual Return, Percent							26.17%			10.43%					9.50%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell Midcap Index (USD)
Average Annual Return, Percent							29.33%			11.30%					10.19%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell Midcap Index (USD)
Average Annual Return, Percent							29.33%			11.30%					10.19%
Russell Midcap Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap Index (USD)
Average Annual Return, Percent							29.33%			11.30%					10.19%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Average Annual Return, Percent							35.19%			15.26%					12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Average Annual Return, Percent							35.19%			15.26%					12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000 ™ Index (USD)
Average Annual Return, Percent							35.19%			15.26%					12.83%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net) (USD)
Average Annual Return, Percent							32.43%			13.04%					10.07%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net) (USD)
Average Annual Return, Percent							32.43%			13.04%					10.07%
MSCI World Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI World Index (Net) (USD)
Average Annual Return, Percent							32.43%			13.04%					10.07%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 ™ Index (USD)
Average Annual Return, Percent							35.19%			15.26%					12.83%
Russell 3000 ™ Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000 ™ Index (USD)
Average Annual Return, Percent							35.19%			15.26%					12.83%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent							24.77%			8.20%		7.95%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent							24.77%			8.20%		7.95%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent							33.56%			5.41%					7.92%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent							33.56%			5.41%					7.92%
Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Wilshire US Real Estate Securities Index (RESI) (USD)
Average Annual Return, Percent							33.56%			5.41%					7.92%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent							15.67%			4.53%					4.95%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent							15.67%			4.53%					4.95%
ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. High Yield Constrained Index (USD)
Average Annual Return, Percent							15.67%			4.53%					4.95%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%			1.94%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%			1.94%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%			1.94%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%			1.94%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent							7.93%			3.49%					2.38%
Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-5 Year U.S. TIPS Index (USD)
Average Annual Return, Percent							7.93%			3.49%					2.38%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%					1.65%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%			2.32%					1.65%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%		5.42%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Average Annual Return, Percent							5.46%		5.42%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return, Percent							22.81%			8.67%					7.89%
60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							60% MSCI World Index (Net)(Hedged)(USD) / 40% Bloomberg Global Aggregate Index (Hedged) (USD)
Average Annual Return, Percent							22.81%			8.67%					7.89%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Average Annual Return, Percent							16.11%			4.23%					4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Average Annual Return, Percent							16.72%			4.42%					4.90%
45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							45% Bloomberg U.S. Aggregate Bond Index / 40% ICE BofA U.S. High Yield Constrained Index / 15% MSCI ACWI (Net)
Average Annual Return, Percent							16.11%			4.23%					4.80%
45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							45% Bloomberg U.S. Aggregate Bond Index/ 40% ICE BofA U.S. High Yield Constrained Index/ 15% S&P 500 Index
Average Annual Return, Percent							16.72%			4.42%					4.90%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent							9.18%			5.83%					3.21%
Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-5 Year U.S. TIPS Index (70%)/Bloomberg Commodity Index Total Return Index (20%)/S&P 500 Index (10%)
Average Annual Return, Percent							9.18%			5.83%					3.21%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return, Percent							8.53%			2.45%					2.26%
95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							95% Bloomberg 1-3 Year U.S. Government/Credit Index / 5% S&P 500 Index
Average Annual Return, Percent							8.53%			2.45%					2.26%